Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Generation Alpha, Inc.
Entity Central Index Key	0001398137
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	true
Amendment Description	Amendment No. 1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Trading Symbol	GNAL